DISAGGREGATED REVENUE, Disaggregation of Revenue From Contracts with Customers (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Brokerage and Commission Income [Abstract]
Bond distribution commission income		$ 65,534	$ 328,659
Other Sources of Revenue [Abstract]
Principal transactions & proprietary trading		315,337	0
Total revenues		6,102,900	2,958,263
Nonrelated Party [Member]
Brokerage and Commission Income [Abstract]
Brokerage commission and handling charge income	[1]	2,709,354	67,888
Margin Financing Services [Abstract]
Interest income		507,872	2,562
Nonrelated Party [Member] | Software License [Member]
Margin Financing Services [Abstract]
Interest income		61,498	500,000
Nonrelated Party [Member] | Maintenance and Support [Member]
Margin Financing Services [Abstract]
Interest income		200,000	46,134
Related Party [Member]
Brokerage and Commission Income [Abstract]
Brokerage commission and handling charge income	[1]	1,390,497	892,837
Margin Financing Services [Abstract]
Interest income		452,808	520,183
Related Party [Member] | Maintenance and Support [Member]
Margin Financing Services [Abstract]
Interest income		400,000	600,000
Related Party [Member] | Handling Charge Income [Member]
Brokerage and Commission Income [Abstract]
Brokerage commission and handling charge income		2,206,955	16,558
Point in Time [Member]
Brokerage and Commission Income [Abstract]
Bond distribution commission income		65,534	328,659
Other Sources of Revenue [Abstract]
Principal transactions & proprietary trading		0	0
Total revenues		4,165,385	1,789,384
Point in Time [Member] | Nonrelated Party [Member]
Brokerage and Commission Income [Abstract]
Brokerage commission and handling charge income	[1]	2,709,354	67,888
Margin Financing Services [Abstract]
Interest income		0	0
Point in Time [Member] | Nonrelated Party [Member] | Software License [Member]
Margin Financing Services [Abstract]
Interest income		0	500,000
Point in Time [Member] | Nonrelated Party [Member] | Maintenance and Support [Member]
Margin Financing Services [Abstract]
Interest income		0	0
Point in Time [Member] | Related Party [Member]
Brokerage and Commission Income [Abstract]
Brokerage commission and handling charge income	[1]	1,390,497	892,837
Margin Financing Services [Abstract]
Interest income		0	0
Point in Time [Member] | Related Party [Member] | Maintenance and Support [Member]
Margin Financing Services [Abstract]
Interest income		0	0
Over Time [Member]
Brokerage and Commission Income [Abstract]
Bond distribution commission income		0	0
Other Sources of Revenue [Abstract]
Principal transactions & proprietary trading		315,337	0
Total revenues		1,937,515	1,168,879
Over Time [Member] | Nonrelated Party [Member]
Brokerage and Commission Income [Abstract]
Brokerage commission and handling charge income	[1]	0	0
Margin Financing Services [Abstract]
Interest income		507,872	2,562
Over Time [Member] | Nonrelated Party [Member] | Software License [Member]
Margin Financing Services [Abstract]
Interest income		61,498	0
Over Time [Member] | Nonrelated Party [Member] | Maintenance and Support [Member]
Margin Financing Services [Abstract]
Interest income		200,000	46,134
Over Time [Member] | Related Party [Member]
Brokerage and Commission Income [Abstract]
Brokerage commission and handling charge income	[1]	0	0
Margin Financing Services [Abstract]
Interest income		452,808	520,183
Over Time [Member] | Related Party [Member] | Maintenance and Support [Member]
Margin Financing Services [Abstract]
Interest income		$ 400,000	$ 600,000

[1]	Total handling charge income, including amounts from a related party, was $2,206,955 and $16,558 for the six months ended September 30, 2025 and 2024, respectively.